Statements of Net Earnings (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of subsidiaries [Line Items]
Revenue	$ 1,843,704	$ 1,902,328
Expenses	1,239,649	1,248,686
Net earnings	$ 3,094	$ 111,330